DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2017
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS

15. DETAILS OF CASH FLOWS

(a)	Items not involving current cash flows are shown in the following table:

Years ended December 31,	2017	2016

Straight-line rent amortization	$1,101	$(371)
Tenant incentive amortization	5,410	5,236
Unit-based compensation expense (note 11(b))	4,912	3,682
Fair value gains on investment properties	(212,106)	(175,924)
Depreciation and amortization	335	707
Fair value losses on financial instruments	823	1,150
Loss on sale of investment properties	427	2,420
Amortization of issuance costs relating to debentures	542	1,749
Amortization of deferred financing costs	219	193
Deferred income taxes	5,709	40,744
Other	98	(1,450)

	$(192,530)	$(121,864)

(b)	Changes in working capital balances are shown in the following table:

Years ended December 31,	2017	2016

Accounts receivable	$(1,191)	$2,723
Prepaid expenses and other	(362)	333
Accounts payable and accrued liabilities	(4,681)	(2,448)
Deferred revenue	(1,411)	(1,376)
Restricted cash	48	727

	$(7,597)	$(41)

(c)	Non-cash financing activities

During the year ended December 31, 2017, 22 thousand stapled units (2016 — 56 thousand stapled units) with a value of $1.0 million (2016 — $2.1 million) were issued under the Stapled Unit Plan.

(d)	Cash and cash equivalents consists of:

Years ended December 31,	2017	2016

Cash	$55,608	$109,414
Short-term deposits	13,411	136,801

	$69,019	$246,215